MAJOR CUSTOMERS (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Minimum [Member]
Customers accounted for sale		13.00%
Customers accounted for total accounts receivable	15.00%	14.00%
Maximum [Member]
Customers accounted for sale		31.00%
Customers accounted for total accounts receivable	57.00%	55.00%